Franchise arrangements	12 Months Ended
Dec. 31, 2020
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangementsIndividual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee, or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).
At December 31, 2020 and 2019, net property and equipment under franchise arrangements totaled $92,354 and $123,832, respectively (including land for $24,661 and $32,373, respectively).

Revenues from franchised restaurants for fiscal years 2020, 2019 and 2018 consisted of:

	2020	2019	2018
Rent (i)	$89,123	$145,860	$148,094
Initial fees (ii) (iii)	203	287	195
Royalty fees (iv)	275	643	673
Total	$89,601	$146,790	$148,962

(i)Includes rental income of own buildings and subleases. As of December 31, 2020 and 2019 the subleases rental income amounted to $74,723 and $114,459, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $493, $1,456 and $1,323 in 2020, 2019 and 2018, respectively.
(iii)On January 1, 2018, the Company adopted ASC 606 “Revenue Recognition - Revenue from Contracts with Customers”. As such, initial franchise fees received are deferred over the term of the franchise agreement. See Note 3 Revenue Recognition, for details.
(iv)Presented net of royalties fees owed to McDonald’s Corporation for $36,554, $57,709 and $57,733 in 2020, 2019 and 2018, respectively. As a consequence of the negative impacts of the spread of COVID-19 in the operations, McDonald’s granted a deferral of all the royalties payments due to sales in March, April, May, June and July 2020 until the first half of 2021.

At December 31, 2020, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2021	$3,312	$47,661	$50,973
2022	2,648	42,458	45,106
2023	2,413	36,985	39,398
2024	2,321	31,915	34,236
2025	2,315	28,547	30,862
Thereafter	9,754	135,349	145,103
Total	$22,763	$322,915	$345,678